Net revenue from services - Summary of Revenue From Services (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Revenue From Services [Line Items]
Total gross revenue from services	$ 334,390	$ 264,061	$ 239,595
Taxes on revenue	(6,773)	(5,184)	(4,080)
Net Revenue from services	327,617	258,877	235,515
Brazil
Disclosure Of Revenue From Services [Line Items]
Net Revenue from services	50,177	40,165	25,725
British Virgin Islands
Disclosure Of Revenue From Services [Line Items]
Net Revenue from services	23	3,122	2,311
Cayman Islands
Disclosure Of Revenue From Services [Line Items]
Net Revenue from services	215,296	160,226	200,695
Chile
Disclosure Of Revenue From Services [Line Items]
Net Revenue from services	53,032	52,074	5,215
Colombia
Disclosure Of Revenue From Services [Line Items]
Net Revenue from services	1,993	0	0
Uruguay
Disclosure Of Revenue From Services [Line Items]
Net Revenue from services	2,215	0	0
United Kingdom
Disclosure Of Revenue From Services [Line Items]
Net Revenue from services	713	0	0
United States of America
Disclosure Of Revenue From Services [Line Items]
Net Revenue from services	4,168	3,290	1,569
Fund fees
Disclosure Of Revenue From Services [Line Items]
Total gross revenue from services	331,648	259,905	238,864
Management fees
Disclosure Of Revenue From Services [Line Items]
Total gross revenue from services	252,885	223,485	144,654
Taxes on revenue	(5,356)	(3,957)	(3,910)
Incentive fees
Disclosure Of Revenue From Services [Line Items]
Total gross revenue from services	4,051	6,070	4,915
Performance fees
Disclosure Of Revenue From Services [Line Items]
Total gross revenue from services	74,712	30,350	89,295
Taxes on revenue	(1,417)	(1,227)	(170)
Performance fees | PBPE Fund III
Disclosure Of Revenue From Services [Line Items]
Total gross revenue from services	57,800
Performance fees | PE V
Disclosure Of Revenue From Services [Line Items]
Total gross revenue from services	15,500
Advisory and other ancillary fees
Disclosure Of Revenue From Services [Line Items]
Total gross revenue from services	$ 2,742	$ 4,156	$ 731